Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Accrued Expenses And Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Liabilities

	2024	2023
	(in € millions)
Non-current
Other accrued liabilities	5	26
Total	5	26
Current
Accrued fees to rights holders	1,695	1,826
Accrued salaries, vacation, severance, and related taxes	119	273
Accrued social costs for options and RSUs	217	57
Accrued operating liabilities	154	163
Other accrued expenses	162	121
Total	2,347	2,440